Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
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Opening Financial Position Reclassification (IFRS 16 Standard)

	Carrying amount		Carrying amount
(in millions of Euros)	December 31, 2018	IFRS 16 impact	January 1, 2019
Property, plant and equipment	1,666	102	1,768
Borrowings	(2,151)	(102)	(2,253)

Disclosure of Foreign Exchange Rates

The following table summarizes the principal exchange rates used for the preparation of the Unaudited Condensed Interim Consolidated Financial Statements of the Group:

		Six months ended		Six months ended	At December 31,
		June 30, 2019	At June 30, 2019	June 30, 2018	2018
Foreign exchange rate for 1 Euro		Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1297	1.1380	1.2097	1.1450
Swiss Francs	CHF	1.1294	1.1105	1.1696	1.1269
Czech Koruna	CZK	25.6842	25.4470	25.4992	25.7240